Property and Equipment	12 Months Ended
Sep. 30, 2012
Property and Equipment
Property and Equipment

4. Property and Equipment

        The following is a summary of property and equipment, at cost less accumulated depreciation, at September 30:

	September 30,
	2011	2012
Land	$4,276	$4,276
Computer equipment	2,584	2,280
Furniture and fixtures	1,058	1,240
Leasehold improvements	9	9
Building	14,806	14,880
Source software	4,457	4,503

	27,190	27,188
Less: Accumulated depreciation and amortization	(7,675)	(9,413)

	$19,515	$17,775

        Depreciation of property and equipment was $1,369, $909 and $1,030 for the years ended September 30, 2010, 2011 and 2012, respectively.

        Amortization of source software was $1,252 for each of the years ended September 30, 2010, 2011 and 2012.